Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total dividends paid		£ 11,930	£ 1,148	£ 2,371
Per share		£ 11,930	£ 1,148	£ 2,371
CHHL2
Dividends paid through offset against loans to shareholders	£ 9,211
Dividends paid through offset against interest owed from shareholders	£ 37